16. LOANS PAYABLE: Schedule of Total debt repayments (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Total debt repayments	Total debt repayments are as follows:

2021	$31,349,758
2022	18,677,639
2023	26,454
Total	$50,053,851